Fair Value Accounting	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Accounting	Fair Value Accounting
ASC 820, Fair Value Measurements and Disclosures, requires disclosure about how fair value is determined and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2:    Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis.

As of December 31, 2025:

($ in thousands) Description	Level 1	Level 2	Level 3	Total
Mutual funds	$101,808	$—	$—	$101,808
Common stock	2,653	—	—	2,653
Total	104,461	—	—	104,461

Investments measured at net asset value*				$323,195
Total investments at fair value				$427,656
As of December 31, 2024:

($ in thousands) Description	Level 1	Level 2	Level 3	Total
Mutual funds	$74,253	$—	$—	$74,253
Common stock	2,138	—	—	2,138
Total	76,391	—	—	76,391

Investments measured at net asset value*				$243,492
Total investments at fair value				$319,883
*Investments measured at net asset value (“NAV”) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation to total investments at fair value.
Asset Valuation Techniques
Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.
There were no changes to the valuation techniques used during the period. For the year ended December 31, 2025, there were no transfers between levels.
Mutual Funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common Stocks — Valued at the closing price reported on the active market on which the individual securities are traded.
Collective Trust Funds — Valued at the net asset value of units of a bank collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to confirm that securities liquidations will be carried out in an orderly business manner.
Pooled Separate Accounts - Valued by using the net asset value of the funds at year-end as a practical expedient. The net asset value is not a publicly‑quoted price in an active market and is determined based upon the fair value of the underlying investments.
Reported Net Asset Values
The Plan’s investments in a pooled separate account and common/collective trusts had a value of $323 million and $243 million as of December 31, 2025 and 2024, respectively, determined based upon the NAV of the underlying assets and securities, the majority of which have observable Level 1 pricing inputs, including publicly quoted prices and quoted prices for similar assets in active or non-active markets (market approach). The NAV is used as a practical expedient to approximate fair value. The NAV investments have no unfunded commitments, can be redeemed daily, and have daily redemption notice periods.